Segment reporting (Details 1) ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2025 INR (₨)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 INR (₨)	Mar. 31, 2023 INR (₨)
Revenue
Revenue	₨ 39,885,580	$ 466,054	₨ 35,633,922	₨ 33,403,726
Country of domicile [member]
Revenue
Revenue	36,849,680		33,304,005	27,349,352
Foreign countries [member]
Revenue
Revenue	₨ 3,035,900		₨ 2,329,917	₨ 6,054,374